Employee Benefits - Summary of Principal Assumptions Used (Details)	Dec. 31, 2021	Dec. 31, 2020
Italy
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	0.98%	0.34%
Future salary increase %	0.50%	0.50%
Inflation rate %	1.75%	0.80%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	1.17%	1.00%
Mexico
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	9.75%	8.25%
Future salary increase %	4.50%	4.50%
Inflation rate %	3.50%	3.50%
Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	0.98%	4.50%
Future salary increase %	6.00%	6.00%